Other account payables and accrued expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Other account payables and accrued expenses

Note 9: —Other account payables and accrued expenses

Other payable and accrued expenses consisted of the following as of:

	December 31,
	2020	2019
Accrued employee and government authorities	$12,283	$8,677
Tax withholding in connection with employees' exercises of share options and vested RSUs	11,335	—
Accrued expenses	15,471	8,808
Contingent consideration	1,220	3,888
Other	87	53
	$40,396	$21,426